UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2018

QS

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS S&P 500 Index Fund for the six-month reporting period ended March 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

II	QS S&P 500 Index Fund

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended March 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.3%. Moderating GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), residential fixed investment, exports and state and local government spending. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on March 31, 2018, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In March 2018, 20.3% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

QS S&P 500 Index Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite a weak finish, the U.S. stock market posted solid results during the reporting period. The market moved higher during the first four months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. All told, for the six months ended March 31, 2018, the S&P 500 Indexiv gained 5.84%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as it gained 5.85% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvi, returned 5.58%, whereas small-cap stocks, as measured by the Russell 2000 Indexvii, generated the weakest relative results, gaining 3.25%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 9.20% and 2.11%, respectively, during the six months ended March 31, 2018.

Performance review

For the six months ended March 31, 2018, Class A shares of QS S&P 500 Index Fund returned 5.56%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 5.84% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned 5.62% over the same time frame.

Performance Snapshot as of March 31, 2018 (unaudited)
6 months
QS S&P 500 Index Fund:
Class A	5.56%
Class D	5.60%
S&P 500 Index	5.84%
Lipper S&P 500 Index Funds Category Average[1]	5.62%

The performance shown represents past performance. Past performance is no guarantee

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 126 funds in the Fund’s Lipper category, if any.

IV	QS S&P 500 Index Fund

of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2018, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.60% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase

QS S&P 500 Index Fund	V

Investment commentary (cont’d)

losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	QS S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2018 and September 30, 2017 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS S&P 500 Index Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.56%	$1,000.00	$1,055.60	0.59%	$3.02	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	5.60	1,000.00	1,056.00	0.39	2.00	Class D	5.00	1,000.00	1,022.99	0.39	1.97

[1]	For the six months ended March 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	QS S&P 500 Index Fund 2018 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 12.5%
Auto Components — 0.2%
Aptiv PLC	2,828	$240,295
BorgWarner Inc.	2,590	130,096
Goodyear Tire & Rubber Co.	3,244	86,225
Total Auto Components		456,616
Automobiles — 0.4%
Ford Motor Co.	43,360	480,429
General Motors Co.	14,591	530,237
Harley-Davidson Inc.	2,359	101,154
Total Automobiles		1,111,820
Distributors — 0.1%
Genuine Parts Co.	1,813	162,880
LKQ Corp.	3,970	150,661	*
Total Distributors		313,541
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	60,679
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	4,964	325,539
Chipotle Mexican Grill Inc.	273	88,209	*
Darden Restaurants Inc.	1,476	125,829
Hilton Worldwide Holdings Inc.	2,084	164,136
Marriott International Inc., Class A Shares	3,599	489,392
McDonald’s Corp.	9,276	1,450,581
MGM Resorts International	5,820	203,816
Norwegian Cruise Line Holdings Ltd.	2,140	113,356	*
Royal Caribbean Cruises Ltd.	1,870	220,174
Starbucks Corp.	16,800	972,552
Wyndham Worldwide Corp.	1,410	161,346
Wynn Resorts Ltd.	805	146,800
Yum! Brands Inc.	3,968	337,796
Total Hotels, Restaurants & Leisure		4,799,526
Household Durables — 0.4%
D.R. Horton Inc.	4,017	176,105
Garmin Ltd.	1,249	73,604
Leggett & Platt Inc.	1,381	61,261
Lennar Corp., Class A Shares	2,944	173,519
Mohawk Industries Inc.	739	171,611	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
Newell Brands Inc.	5,880	$149,822
PulteGroup Inc.	2,747	81,009
Whirlpool Corp.	779	119,273
Total Household Durables		1,006,204
Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.	4,693	6,792,366	*
Booking Holdings Inc.	566	1,177,501	*
Expedia Group Inc.	1,443	159,322
Netflix Inc.	5,054	1,492,699	*
TripAdvisor Inc.	1,646	67,305	*
Total Internet & Direct Marketing Retail		9,689,193
Leisure Products — 0.1%
Hasbro Inc.	1,422	119,874
Mattel Inc.	4,278	56,256
Total Leisure Products		176,130
Media — 2.6%
CBS Corp., Class B Shares, Non Voting Shares	4,244	218,099
Charter Communications Inc., Class A Shares	2,211	688,107	*
Comcast Corp., Class A Shares	53,826	1,839,235
Discovery Communications Inc., Class A Shares	1,990	42,646	*
Discovery Communications Inc., Class C Shares	4,184	81,672	*
DISH Network Corp., Class A Shares	2,780	105,334	*
Interpublic Group of Cos. Inc.	5,209	119,963
News Corp., Class A Shares	4,518	71,384
News Corp., Class B Shares	933	15,021
Omnicom Group Inc.	2,942	213,795
Time Warner Inc.	9,144	864,840
Twenty-First Century Fox Inc., Class A Shares	12,371	453,892
Twenty-First Century Fox Inc., Class B Shares	5,626	204,618
Viacom Inc., Class B Shares	4,290	133,247
Walt Disney Co.	17,415	1,749,163
Total Media		6,801,016
Multiline Retail — 0.5%
Dollar General Corp.	3,170	296,553
Dollar Tree Inc.	2,662	252,624	*
Kohl’s Corp.	1,562	102,327
Macy’s Inc.	4,198	124,849

See Notes to Financial Statements.

4	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Multiline Retail — continued
Nordstrom Inc.	1,057	$51,169
Target Corp.	6,280	436,020
Total Multiline Retail		1,263,542
Specialty Retail — 2.1%
Advance Auto Parts Inc.	1,000	118,550
AutoZone Inc.	333	216,014	*
Best Buy Co. Inc.	2,856	199,891
CarMax Inc.	2,289	141,781	*
Foot Locker Inc.	1,045	47,589
Gap Inc.	2,770	86,424
Home Depot Inc.	13,553	2,415,687
L Brands Inc.	2,818	107,676
Lowe’s Cos. Inc.	9,533	836,521
O’Reilly Automotive Inc.	922	228,084	*
Ross Stores Inc.	4,498	350,754
Tiffany & Co.	1,245	121,587
TJX Cos. Inc.	7,320	597,019
Tractor Supply Co.	1,256	79,153
Ulta Beauty Inc.	717	146,462	*
Total Specialty Retail		5,693,192
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	4,800	88,416
Michael Kors Holdings Ltd.	1,513	93,927	*
NIKE Inc., Class B Shares	15,337	1,018,990
PVH Corp.	917	138,861
Ralph Lauren Corp.	631	70,546
Tapestry Inc.	3,278	172,456
Under Armour Inc., Class A Shares	2,300	37,605	*
Under Armour Inc., Class C Shares	2,316	33,235	*
V.F. Corp.	3,893	288,549
Total Textiles, Apparel & Luxury Goods		1,942,585
Total Consumer Discretionary		33,314,044
Consumer Staples — 7.6%
Beverages — 1.9%
Brown-Forman Corp., Class B Shares	3,007	163,581
Coca-Cola Co.	45,034	1,955,826
Constellation Brands Inc., Class A Shares	2,015	459,259
Dr. Pepper Snapple Group Inc.	2,238	264,934

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Beverages — continued
Molson Coors Brewing Co., Class B Shares	2,269	$170,924
Monster Beverage Corp.	4,561	260,935	*
PepsiCo Inc.	16,461	1,796,718
Total Beverages		5,072,177
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	5,166	973,429
CVS Health Corp.	11,993	746,085
Kroger Co.	10,624	254,339
Sysco Corp.	5,856	351,126
Walgreens Boots Alliance Inc.	10,292	673,817
Walmart Inc.	16,832	1,497,543
Total Food & Staples Retailing		4,496,339
Food Products — 1.1%
Archer-Daniels-Midland Co.	6,730	291,880
Campbell Soup Co.	2,523	109,271
Conagra Brands Inc.	5,208	192,071
General Mills Inc.	6,326	285,050
Hershey Co.	1,514	149,826
Hormel Foods Corp.	3,182	109,206
J.M. Smucker Co.	1,187	147,200
Kellogg Co.	2,585	168,051
Kraft Heinz Co.	7,014	436,902
McCormick & Co. Inc., Non Voting Shares	1,531	162,883
Mondelez International Inc., Class A Shares	17,106	713,833
Tyson Foods Inc., Class A Shares	3,274	239,624
Total Food Products		3,005,797
Household Products — 1.5%
Church & Dwight Co. Inc.	3,152	158,735
Clorox Co.	1,434	190,880
Colgate-Palmolive Co.	10,027	718,735
Kimberly-Clark Corp.	3,938	433,692
Procter & Gamble Co.	29,810	2,363,337
Total Household Products		3,865,379
Personal Products — 0.2%
Coty Inc., Class A Shares	6,050	110,715
Estee Lauder Cos. Inc., Class A Shares	2,538	379,989
Total Personal Products		490,704

See Notes to Financial Statements.

6	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Tobacco — 1.2%
Altria Group Inc.	21,960	$1,368,547
Philip Morris International Inc.	18,148	1,803,911
Total Tobacco		3,172,458
Total Consumer Staples		20,102,854
Energy — 5.7%
Energy Equipment & Services — 0.8%
Baker Hughes, a GE Co.	4,273	118,661
Halliburton Co.	10,174	477,568
Helmerich & Payne Inc.	1,517	100,972
National-Oilwell Varco Inc.	4,715	173,559
Schlumberger Ltd.	16,230	1,051,379
TechnipFMC PLC	4,355	128,255
Total Energy Equipment & Services		2,050,394
Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	6,528	394,357
Andeavor	1,557	156,572
Apache Corp.	4,731	182,049
Cabot Oil & Gas Corp.	5,836	139,947
Chevron Corp.	22,155	2,526,556
Cimarex Energy Co.	1,200	112,200
Concho Resources Inc.	1,700	255,561	*
ConocoPhillips	13,846	820,929
Devon Energy Corp.	6,538	207,843
EOG Resources Inc.	6,784	714,152
EQT Corp.	2,919	138,682
Exxon Mobil Corp.	48,972	3,653,801
Hess Corp.	3,191	161,528
Kinder Morgan Inc.	21,418	322,555
Marathon Oil Corp.	10,049	162,090
Marathon Petroleum Corp.	5,682	415,411
Newfield Exploration Co.	2,620	63,980	*
Noble Energy Inc.	5,769	174,801
Occidental Petroleum Corp.	8,628	560,475
ONEOK Inc.	4,646	264,450
Phillips 66	5,240	502,621
Pioneer Natural Resources Co.	1,883	323,462
Range Resources Corp.	2,309	33,573

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.	5,211	$483,424
Williams Cos. Inc.	10,028	249,296
Total Oil, Gas & Consumable Fuels		13,020,315
Total Energy		15,070,709
Financials — 14.5%
Banks — 6.5%
Bank of America Corp.	112,191	3,364,608
BB&T Corp.	9,313	484,649
Citigroup Inc.	30,494	2,058,345
Citizens Financial Group Inc.	5,426	227,783
Comerica Inc.	2,037	195,409
Fifth Third Bancorp	7,961	252,762
Huntington Bancshares Inc.	14,019	211,687
JPMorgan Chase & Co.	40,269	4,428,382
KeyCorp	13,250	259,037
M&T Bank Corp.	1,672	308,250
People’s United Financial Inc.	4,395	82,011
PNC Financial Services Group Inc.	5,488	830,005
Regions Financial Corp.	12,941	240,444
SunTrust Banks Inc.	4,629	314,957
SVB Financial Group	517	124,085	*
U.S. Bancorp	17,836	900,718
Wells Fargo & Co.	51,649	2,706,924
Zions Bancorp	2,608	137,520
Total Banks		17,127,576
Capital Markets — 3.1%
Affiliated Managers Group Inc.	645	122,279
Ameriprise Financial Inc.	1,723	254,901
Bank of New York Mellon Corp.	11,868	611,558
BlackRock Inc.	1,482	802,829
Cboe Global Markets Inc.	1,390	158,599
Charles Schwab Corp.	13,591	709,722
CME Group Inc.	3,970	642,108
E*TRADE Financial Corp.	3,304	183,075	*
Franklin Resources Inc.	3,205	111,149
Goldman Sachs Group Inc.	4,136	1,041,693
Intercontinental Exchange Inc.	6,938	503,144
Invesco Ltd.	5,259	168,340

See Notes to Financial Statements.

8	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
Moody’s Corp.	1,792	$289,050
Morgan Stanley	15,997	863,198
Nasdaq Inc.	1,123	96,825
Northern Trust Corp.	2,290	236,168
Raymond James Financial Inc.	1,200	107,292
S&P Global Inc.	3,078	588,083
State Street Corp.	4,195	418,367
T. Rowe Price Group Inc.	3,020	326,069
Total Capital Markets		8,234,449
Consumer Finance — 0.7%
American Express Co.	8,493	792,227
Capital One Financial Corp.	5,787	554,510
Discover Financial Services	3,949	284,052
Navient Corp.	1,894	24,849
Synchrony Financial	8,465	283,832
Total Consumer Finance		1,939,470
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B Shares	22,380	4,464,363	*
Leucadia National Corp.	3,299	74,986
Total Diversified Financial Services		4,539,349
Insurance — 2.5%
AFLAC Inc.	8,538	373,623
Allstate Corp.	4,388	415,982
American International Group Inc.	10,131	551,329
Aon PLC	2,941	412,711
Arthur J. Gallagher & Co.	2,300	158,079
Assurant Inc.	718	65,632
Brighthouse Financial Inc.	1,140	58,596	*
Chubb Ltd.	5,458	746,491
Cincinnati Financial Corp.	1,405	104,335
Everest Re Group Ltd.	561	144,076
Hartford Financial Services Group Inc.	3,849	198,300
Lincoln National Corp.	2,778	202,961
Loews Corp.	2,767	137,603
Marsh & McLennan Cos. Inc.	5,831	481,582
MetLife Inc.	12,540	575,461
Principal Financial Group Inc.	3,019	183,887
Progressive Corp.	6,614	402,991

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Prudential Financial Inc.	4,749	$491,759
Torchmark Corp.	1,095	92,166
Travelers Cos. Inc.	3,108	431,577
Unum Group	2,913	138,688
Willis Towers Watson PLC	1,392	211,848
XL Group Ltd.	2,910	160,807
Total Insurance		6,740,484
Total Financials		38,581,328
Health Care — 13.6%
Biotechnology — 2.6%
AbbVie Inc.	18,700	1,769,955
Alexion Pharmaceuticals Inc.	2,616	291,579	*
Amgen Inc.	7,905	1,347,644
Biogen Inc.	2,496	683,455	*
Celgene Corp.	8,771	782,461	*
Gilead Sciences Inc.	15,440	1,164,022
Incyte Corp.	2,078	173,160	*
Regeneron Pharmaceuticals Inc.	884	304,414	*
Vertex Pharmaceuticals Inc.	2,876	468,730	*
Total Biotechnology		6,985,420
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	20,573	1,232,734
Align Technology Inc.	723	181,567	*
Baxter International Inc.	6,128	398,565
Becton, Dickinson & Co.	3,141	680,655
Boston Scientific Corp.	15,895	434,251	*
Cooper Cos. Inc.	640	146,438
Danaher Corp.	7,240	708,868
Dentsply Sirona Inc.	2,851	143,434
Edwards Lifesciences Corp.	2,461	343,359	*
Hologic Inc.	3,260	121,794	*
IDEXX Laboratories Inc.	1,100	210,529	*
Intuitive Surgical Inc.	1,302	537,505	*
Medtronic PLC	15,746	1,263,144
ResMed Inc.	1,710	168,384
Stryker Corp.	3,656	588,323
Varian Medical Systems Inc.	1,245	152,699	*
Zimmer Biomet Holdings Inc.	2,552	278,270
Total Health Care Equipment & Supplies		7,590,519

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — 2.7%
Aetna Inc.	3,913	$661,297
AmerisourceBergen Corp.	2,015	173,713
Anthem Inc.	2,962	650,751
Cardinal Health Inc.	3,864	242,196
Centene Corp.	1,907	203,801	*
CIGNA Corp.	2,903	486,949
DaVita Inc.	1,479	97,525	*
Envision Healthcare Corp.	1,470	56,492	*
Express Scripts Holding Co.	6,381	440,800	*
HCA Healthcare Inc.	3,301	320,197
Henry Schein Inc.	1,642	110,359	*
Humana Inc.	1,620	435,505
Laboratory Corporation of America Holdings	1,203	194,585	*
McKesson Corp.	2,471	348,090
Quest Diagnostics Inc.	1,711	171,613
UnitedHealth Group Inc.	11,329	2,424,406
Universal Health Services Inc., Class B Shares	1,200	142,092
Total Health Care Providers & Services		7,160,371
Health Care Technology — 0.1%
Cerner Corp.	3,755	217,790	*
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	3,664	245,122
Illumina Inc.	1,671	395,058	*
IQVIA Holdings Inc.	1,630	159,919	*
Mettler-Toledo International Inc.	286	164,459	*
PerkinElmer Inc.	1,592	120,546
Thermo Fisher Scientific Inc.	4,749	980,478
Waters Corp.	1,027	204,014	*
Total Life Sciences Tools & Services		2,269,596
Pharmaceuticals — 4.5%
Allergan PLC	3,797	638,997
Bristol-Myers Squibb Co.	18,850	1,192,263
Eli Lilly & Co.	11,252	870,567
Johnson & Johnson	31,209	3,999,433
Merck & Co. Inc.	31,487	1,715,097
Mylan NV	5,798	238,704	*
Nektar Therapeutics	1,850	196,581	*
Perrigo Co. PLC	1,347	112,259

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Pharmaceuticals — continued
Pfizer Inc.	69,719	$2,474,327
Zoetis Inc.	5,521	461,059
Total Pharmaceuticals		11,899,287
Total Health Care		36,122,983
Industrials — 10.0%
Aerospace & Defense — 2.9%
Arconic Inc.	4,439	102,275
Boeing Co.	6,517	2,136,794
General Dynamics Corp.	3,231	713,728
Harris Corp.	1,507	243,049
Huntington Ingalls Industries Inc.	530	136,613
L3 Technologies Inc.	942	195,936
Lockheed Martin Corp.	2,935	991,824
Northrop Grumman Corp.	1,978	690,559
Raytheon Co.	3,473	749,543
Rockwell Collins Inc.	1,810	244,078
Textron Inc.	3,368	198,611
TransDigm Group Inc.	524	160,837
United Technologies Corp.	8,753	1,101,302
Total Aerospace & Defense		7,665,149
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide Inc.	1,644	154,059
Expeditors International of Washington Inc.	1,952	123,561
FedEx Corp.	2,780	667,506
United Parcel Service Inc., Class B Shares	8,168	854,863
Total Air Freight & Logistics		1,799,989
Airlines — 0.5%
Alaska Air Group Inc.	1,196	74,104
American Airlines Group Inc.	5,125	266,295
Delta Air Lines Inc.	7,835	429,436
Southwest Airlines Co.	6,077	348,091
United Continental Holdings Inc.	2,621	182,081	*
Total Airlines		1,300,007
Building Products — 0.3%
Allegion PLC	1,271	108,404
AO Smith Corp.	1,780	113,190
Fortune Brands Home & Security Inc.	2,000	117,780
Johnson Controls International PLC	10,907	384,363
Masco Corp.	3,189	128,963
Total Building Products		852,700

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Commercial Services & Supplies — 0.3%
Cintas Corp.	971	$165,633
Republic Services Inc.	2,786	184,517
Stericycle Inc.	687	40,210	*
Waste Management Inc.	4,477	376,605
Total Commercial Services & Supplies		766,965
Construction & Engineering — 0.1%
Fluor Corp.	1,762	100,821
Jacobs Engineering Group Inc.	1,331	78,729
Quanta Services Inc.	1,672	57,433	*
Total Construction & Engineering		236,983
Electrical Equipment — 0.5%
Acuity Brands Inc.	570	79,338
AMETEK Inc.	2,761	209,753
Eaton Corp. PLC	4,990	398,751
Emerson Electric Co.	6,990	477,417
Rockwell Automation Inc.	1,523	265,307
Total Electrical Equipment		1,430,566
Industrial Conglomerates — 1.7%
3M Co.	7,010	1,538,835
General Electric Co.	101,129	1,363,219
Honeywell International Inc.	8,809	1,272,989
Roper Technologies Inc.	1,278	358,722
Total Industrial Conglomerates		4,533,765
Machinery — 1.6%
Caterpillar Inc.	6,863	1,011,469
Cummins Inc.	1,745	282,847
Deere & Co.	3,590	557,599
Dover Corp.	1,999	196,342
Flowserve Corp.	619	26,821
Fortive Corp.	3,837	297,444
Illinois Tool Works Inc.	3,670	574,942
Ingersoll-Rand PLC	3,164	270,554
PACCAR Inc.	3,723	246,351
Parker Hannifin Corp.	1,369	234,140
Pentair PLC	1,988	135,443
Snap-on Inc.	634	93,540
Stanley Black & Decker Inc.	1,970	301,804
Xylem Inc.	2,084	160,301
Total Machinery		4,389,597

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Professional Services — 0.3%
Equifax Inc.	1,441	$169,764
IHS Markit Ltd.	3,900	188,136	*
Nielsen Holdings PLC	3,464	110,121
Robert Half International Inc.	1,065	61,653
Verisk Analytics Inc.	1,678	174,512	*
Total Professional Services		704,186
Road & Rail — 0.9%
CSX Corp.	10,776	600,331
J.B. Hunt Transport Services Inc.	931	109,067
Kansas City Southern	1,296	142,365
Norfolk Southern Corp.	3,227	438,162
Union Pacific Corp.	9,204	1,237,294
Total Road & Rail		2,527,219
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,137	171,249
United Rentals Inc.	1,018	175,839	*
W. W. Grainger Inc.	491	138,595
Total Trading Companies & Distributors		485,683
Total Industrials		26,692,809
Information Technology — 24.6%
Communications Equipment — 1.1%
Cisco Systems Inc.	56,415	2,419,639
F5 Networks Inc.	818	118,291	*
Juniper Networks Inc.	4,447	108,195
Motorola Solutions Inc.	1,982	208,705
Total Communications Equipment		2,854,830
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	3,264	281,128
Corning Inc.	10,851	302,526
FLIR Systems Inc.	1,536	76,816
IPG Photonics Corp.	440	102,687	*
TE Connectivity Ltd.	4,050	404,595
Total Electronic Equipment, Instruments & Components		1,167,752
Internet Software & Services — 4.7%
Akamai Technologies Inc.	2,096	148,774	*
Alphabet Inc., Class A Shares	3,474	3,603,025	*
Alphabet Inc., Class C Shares	3,518	3,629,837	*
eBay Inc.	11,285	454,109	*

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Internet Software & Services — continued
Facebook Inc., Class A Shares	27,904	$4,458,780	*
VeriSign Inc.	1,013	120,101	*
Total Internet Software & Services		12,414,626
IT Services — 4.3%
Accenture PLC, Class A Shares	7,297	1,120,089
Alliance Data Systems Corp.	617	131,335
Automatic Data Processing Inc.	5,038	571,712
Cognizant Technology Solutions Corp., Class A Shares	6,645	534,923
CSRA Inc.	2,055	84,728
DXC Technology Co.	3,480	349,844
Fidelity National Information Services Inc.	4,037	388,763
Fiserv Inc.	4,846	345,568	*
Gartner Inc.	1,110	130,558	*
Global Payments Inc.	2,000	223,040
International Business Machines Corp.	10,126	1,553,632
MasterCard Inc., Class A Shares	10,959	1,919,578
Paychex Inc.	3,605	222,032
PayPal Holdings Inc.	13,345	1,012,485	*
Total System Services Inc.	1,857	160,185
Visa Inc., Class A Shares	21,043	2,517,164
Western Union Co.	4,242	81,574
Total IT Services		11,347,210
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices Inc.	9,039	90,842	*
Analog Devices Inc.	4,189	381,744
Applied Materials Inc.	12,147	675,495
Broadcom Ltd.	4,762	1,122,165
Intel Corp.	54,965	2,862,577
KLA-Tencor Corp.	1,687	183,900
Lam Research Corp.	1,933	392,708
Microchip Technology Inc.	2,762	252,336
Micron Technology Inc.	13,269	691,846	*
NVIDIA Corp.	7,021	1,625,993
Qorvo Inc.	1,650	116,243	*
QUALCOMM Inc.	17,461	967,514
Skyworks Solutions Inc.	2,296	230,197
Texas Instruments Inc.	11,507	1,195,462
Xilinx Inc.	3,066	221,488
Total Semiconductors & Semiconductor Equipment		11,010,510

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Software — 5.7%
Activision Blizzard Inc.	8,628	$582,045
Adobe Systems Inc.	5,797	1,252,616	*
ANSYS Inc.	887	138,984	*
Autodesk Inc.	2,586	324,750	*
CA Inc.	3,528	119,599
Cadence Design Systems Inc.	3,710	136,417	*
Citrix Systems Inc.	1,611	149,501	*
Electronic Arts Inc.	3,673	445,314	*
Intuit Inc.	2,852	494,394
Microsoft Corp.	89,604	8,178,157
Oracle Corp.	35,412	1,620,099
Red Hat Inc.	2,025	302,758	*
Salesforce.com Inc.	7,932	922,492	*
Symantec Corp.	7,599	196,434
Synopsys Inc.	1,860	154,826	*
Take-Two Interactive Software Inc.	1,162	113,620	*
Total Software		15,132,006
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	59,307	9,950,528
Hewlett Packard Enterprise Co.	17,869	313,422
HP Inc.	18,351	402,254
NetApp Inc.	2,943	181,554
Seagate Technology PLC	3,112	182,114
Western Digital Corp.	3,579	330,234
Xerox Corp.	2,916	83,923
Total Technology Hardware, Storage & Peripherals		11,444,029
Total Information Technology		65,370,963
Materials — 2.9%
Chemicals — 2.1%
Air Products & Chemicals Inc.	2,685	426,996
Albemarle Corp.	1,240	114,998
CF Industries Holdings Inc.	2,739	103,343
DowDuPont Inc.	26,925	1,715,392
Eastman Chemical Co.	1,766	186,454
Ecolab Inc.	2,949	404,219
FMC Corp.	1,706	130,628
International Flavors & Fragrances Inc.	967	132,392
LyondellBasell Industries NV, Class A Shares	3,696	390,593

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Chemicals — continued
Monsanto Co.	5,242	$611,689
Mosaic Co.	4,383	106,419
PPG Industries Inc.	2,881	321,520
Praxair Inc.	3,502	505,339
Sherwin-Williams Co.	1,002	392,904
Total Chemicals		5,542,886
Construction Materials — 0.1%
Martin Marietta Materials Inc.	775	160,658
Vulcan Materials Co.	1,591	181,644
Total Construction Materials		342,302
Containers & Packaging — 0.4%
Avery Dennison Corp.	1,026	109,013
Ball Corp.	3,966	157,490
International Paper Co.	4,914	262,555
Packaging Corp. of America	1,140	128,478
Sealed Air Corp.	1,947	83,312
WestRock Co.	3,002	192,638
Total Containers & Packaging		933,486
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	16,084	282,596	*
Newmont Mining Corp.	6,766	264,347
Nucor Corp.	3,332	203,552
Total Metals & Mining		750,495
Total Materials		7,569,169
Real Estate — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	960	119,894
American Tower Corp.	5,108	742,397
Apartment Investment and Management Co., Class A Shares	2,061	83,986
AvalonBay Communities Inc.	1,716	282,213
Boston Properties Inc.	1,989	245,085
Crown Castle International Corp.	4,496	492,807
Digital Realty Trust Inc.	2,369	249,645
Duke Realty Corp.	4,280	113,334
Equinix Inc.	913	381,762
Equity Residential	3,996	246,233
Essex Property Trust Inc.	693	166,791
Extra Space Storage Inc.	1,580	138,029

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Federal Realty Investment Trust	900	$104,499
GGP Inc.	7,722	157,992
HCP Inc.	4,799	111,481
Host Hotels & Resorts Inc.	8,863	165,206
Iron Mountain Inc.	2,809	92,304
Kimco Realty Corp.	5,780	83,232
Macerich Co.	965	54,059
Mid-America Apartment Communities Inc.	1,420	129,561
Prologis Inc.	6,444	405,908
Public Storage	1,831	366,914
Realty Income Corp.	3,100	160,363
Regency Centers Corp.	1,820	107,344
SBA Communications Corp.	1,476	252,278	*
Simon Property Group Inc.	3,556	548,869
SL Green Realty Corp.	1,171	113,388
UDR Inc.	3,450	122,889
Ventas Inc.	3,955	195,891
Vornado Realty Trust	2,157	145,166
Welltower Inc.	4,491	244,445
Weyerhaeuser Co.	7,974	279,090
Total Equity Real Estate Investment Trusts (REITs)		7,103,055
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,934	185,763	*
Total Real Estate		7,288,818
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.9%
AT&T Inc.	71,695	2,555,927
CenturyLink Inc.	11,742	192,921
Verizon Communications Inc.	47,672	2,279,675
Total Telecommunication Services		5,028,523
Utilities — 2.8%
Electric Utilities — 1.7%
Alliant Energy Corp.	3,010	122,989
American Electric Power Co. Inc.	5,646	387,259
Duke Energy Corp.	8,133	630,063
Edison International	4,000	254,640
Entergy Corp.	2,216	174,576
Eversource Energy	3,504	206,456

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2018 Semi-Annual Report

QS S&P 500 Index Fund

Security		Shares	Value
Electric Utilities — continued
Exelon Corp.		11,396	$444,558
FirstEnergy Corp.		5,168	175,764
NextEra Energy Inc.		5,536	904,195
PG&E Corp.		6,055	265,996
Pinnacle West Capital Corp.		1,201	95,840
PPL Corp.		7,827	221,426
Southern Co.		11,208	500,549
Xcel Energy Inc.		5,801	263,829
Total Electric Utilities			4,648,140
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		5,317	60,454
NRG Energy Inc.		3,403	103,894
Total Independent Power and Renewable Electricity Producers			164,348
Multi-Utilities — 0.9%
Ameren Corp.		2,600	147,238
CenterPoint Energy Inc.		5,024	137,658
CMS Energy Corp.		3,763	170,426
Consolidated Edison Inc.		3,791	295,471
Dominion Energy Inc.		7,356	496,015
DTE Energy Co.		2,014	210,262
NiSource Inc.		4,429	105,897
Public Service Enterprise Group Inc.		5,730	287,875
SCANA Corp.		1,656	62,183
Sempra Energy		3,095	344,226
WEC Energy Group Inc.		3,569	223,776
Total Multi-Utilities			2,481,027
Water Utilities — 0.1%
American Water Works Co. Inc.		2,039	167,463
Total Utilities			7,460,978
Total Investments before Short-Term Investments (Cost — $109,074,478)			262,603,178

	Rate
Short-Term Investments — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $2,975,478)	1.615%	2,975,478	2,975,478
Total Investments — 99.9% (Cost — $112,049,956)			265,578,656
Other Assets in Excess of Liabilities — 0.1%			356,724
Total Net Assets — 100.0%			$265,935,380

*	Non-income producing security.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS S&P 500 Index Fund

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-Mini S&P 500 Index	26	6/18	$3,598,276	$3,435,900	$(162,376)

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2018

Assets:
Investments, at value (Cost — $112,049,956)	$265,578,656
Cash	89,575
Deposits with brokers for open futures contracts	338,040
Dividends and interest receivable	255,688
Receivable for Fund shares sold	91,866
Prepaid expenses	32,539
Total Assets	266,386,364

Liabilities:
Payable to broker — variation margin on open futures contracts	162,382
Payable for Fund shares repurchased	84,889
Investment management fee payable	47,657
Service and/or distribution fees payable	43,137
Trustees’ fees payable	1,601
Accrued expenses	111,318
Total Liabilities	450,984
Total Net Assets	$265,935,380

Net Assets:
Par value (Note 7)	$107
Paid-in capital in excess of par value	113,305,755
Undistributed net investment income	625,197
Accumulated net realized loss on investments and futures contracts	(1,362,003)
Net unrealized appreciation on investments and futures contracts	153,366,324
Total Net Assets	$265,935,380

Net Assets:
Class A	$248,492,284
Class D	$17,443,096

Shares Outstanding:
Class A	9,957,561
Class D	693,987

Net Asset Value:
Class A	$24.96
Class D	$25.13

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2018

Investment Income:
Dividends	$2,494,294
Interest	17,440
Total Investment Income	2,511,734

Expenses:
Investment management fee (Note 2)	336,364
Service and/or distribution fees (Notes 2 and 5)	253,405
Transfer agent fees (Note 5)	78,834
Legal fees	28,586
Registration fees	21,091
Audit and tax fees	20,555
Fund accounting fees	17,720
Shareholder reports	13,871
Standard & Poor’s license fees	13,455
Trustees’ fees	7,659
Insurance	2,139
Custody fees	1,433
Miscellaneous expenses	2,086
Total Expenses	797,198
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(19,065)
Net Expenses	778,133
Net Investment Income	1,733,601

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	3,858,832
Futures contracts	265,927
Net Realized Gain	4,124,759
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,514,307
Futures contracts	(196,508)
Change in Net Unrealized Appreciation (Depreciation)	8,317,799
Net Gain on Investments and Futures Contracts	12,442,558
Increase in Net Assets From Operations	$14,176,159

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2018 (unaudited) and the Year Ended September 30, 2017	2018	2017

Operations:
Net investment income	$1,733,601	$3,931,553
Net realized gain	4,124,759	9,661,296
Change in net unrealized appreciation (depreciation)	8,317,799	27,511,250
Increase in Net Assets From Operations	14,176,159	41,104,099

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,500,008)	(4,100,015)
Net realized gains	(9,042,395)	(5,502,137)
Decrease in Net Assets From Distributions to Shareholders	(12,542,403)	(9,602,152)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	14,822,718	15,373,830
Reinvestment of distributions	12,465,914	9,499,282
Cost of shares repurchased	(22,617,842)	(38,516,911)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,670,790	(13,643,799)
Increase in Net Assets	6,304,546	17,858,148

Net Assets:
Beginning of period	259,630,834	241,772,686
End of period*	$265,935,380	$259,630,834
*Includes undistributed net investment income of:	$625,197	$2,391,604

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$24.81	$21.89	$19.57	$20.06	$17.09	$14.68

Income (loss) from operations:
Net investment income	0.16	0.36	0.34	0.31	0.27	0.26
Net realized and unrealized gain (loss)	1.21	3.45	2.52	(0.54)	2.95	2.43
Total income (loss) from operations	1.37	3.81	2.86	(0.23)	3.22	2.69

Less distributions from:
Net investment income	(0.34)	(0.38)	(0.40)	(0.26)	(0.25)	(0.28)
Net realized gains	(0.88)	(0.51)	(0.14)	—	—	—
Total distributions	(1.22)	(0.89)	(0.54)	(0.26)	(0.25)	(0.28)

Net asset value, end of period	$24.96	$24.81	$21.89	$19.57	$20.06	$17.09
Total return[3]	5.56%	17.95%	14.82%	(1.21)%	19.01%	18.71%

Net assets, end of period (millions)	$248	$247	$232	$223	$240	$223

Ratios to average net assets:
Gross expenses	0.60%[4]	0.60%	0.61%	0.61%	0.62%	0.64%
Net expenses[5,6]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.28 [4]	1.57	1.62	1.48	1.45	1.68

Portfolio turnover rate	1%	2%	3%	2%	12%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$25.01	$22.05	$19.71	$20.20	$17.21	$14.78

Income (loss) from operations:
Net investment income	0.19	0.41	0.38	0.35	0.31	0.29
Net realized and unrealized gain (loss)	1.20	3.48	2.54	(0.54)	2.96	2.45
Total income (loss) from operations	1.39	3.89	2.92	(0.19)	3.27	2.74

Less distributions from:
Net investment income	(0.39)	(0.42)	(0.44)	(0.30)	(0.28)	(0.31)
Net realized gains	(0.88)	(0.51)	(0.14)	—	—	—
Total distributions	(1.27)	(0.93)	(0.58)	(0.30)	(0.28)	(0.31)

Net asset value, end of period	$25.13	$25.01	$22.05	$19.71	$20.20	$17.21
Total return[3]	5.60%	18.24%	15.05%	(1.01)%	19.23%	18.93%

Net assets, end of period (millions)	$17	$13	$10	$8	$9	$8

Ratios to average net assets:
Gross expenses	0.43%[4]	0.44%	0.45%	0.44%	0.53%	0.58%
Net expenses[5,6]	0.39 [4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.47 [4]	1.77	1.82	1.68	1.65	1.85

Portfolio turnover rate	1%	2%	3%	2%	12%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

26	QS S&P 500 Index Fund 2018 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS S&P 500 Index Fund 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$262,603,178	—	—	$262,603,178
Short-term investments†	2,975,478	—	—	2,975,478
Total investments	$265,578,656	—	—	$265,578,656

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$162,376	—	—	$162,376

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

28	QS S&P 500 Index Fund 2018 Semi-Annual Report

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

QS S&P 500 Index Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

30	QS S&P 500 Index Fund 2018 Semi-Annual Report

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2018, fees waived and/or expenses reimbursed amounted to $19,065.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

QS S&P 500 Index Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,921,681
Sales	8,486,619

At March 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$112,049,956	$158,574,995	$(5,046,295)	$153,528,700
Futures contracts	—	—	(162,376)	(162,376)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2018.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$162,376

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$265,927

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(196,508)

32	QS S&P 500 Index Fund 2018 Semi-Annual Report

During the six months ended March 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,377,989

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$253,405	†	$72,679
Class D	—		6,155
Total	$253,405		$78,834

†	The amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2018, the service and/or distribution fees reimbursed amounted to $205 for Class A Shares.

For the six months ended March 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,180
Class D	2,885
Total	$19,065

6. Distributions to shareholders by class

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Net Investment Income:
Class A	$3,311,245	$3,914,974
Class D	188,763	185,041
Total	$3,500,008	$4,100,015

Net Realized Gains:
Class A	$8,613,902	$5,278,650
Class D	428,493	223,487
Total	$9,042,395	$5,502,137

7. Shares of beneficial interest

At March 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple

QS S&P 500 Index Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	358,740	$9,177,641	572,765	$13,034,824
Shares issued on reinvestment	478,734	11,848,658	416,625	9,090,754
Shares repurchased	(829,357)	(21,014,311)	(1,639,648)	(37,371,167)
Net increase (decrease)	8,117	$11,988	(650,258)	$(15,245,589)

Class D
Shares sold	221,545	$5,645,077	98,895	$2,339,006
Shares issued on reinvestment	24,779	617,256	18,612	408,528
Shares repurchased	(62,594)	(1,603,531)	(48,987)	(1,145,744)
Net increase	183,730	$4,658,802	68,520	$1,601,790

34	QS S&P 500 Index Fund 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed

QS S&P 500 Index Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 index funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and its benchmark performance index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2017. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2017 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio

36	QS S&P 500 Index Fund

managers. Based on its review, the Board generally was satisfied with the Fund’s performance relative to the S&P 500 Index. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, which reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of six retail no-load pure index S&P 500 index funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail no-load pure index S&P 500 index funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were higher than the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

QS S&P 500 Index Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

38	QS S&P 500 Index Fund

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective April 9, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds. and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/18 SR18-3323

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018